Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2021 and 31 December 2020..

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(2)
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	0.2	0.2	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.1	—	—	—	—	5.1	—	—
Senior unsecured – public benchmark	12.3	—	5.8	—	—	6.5	—	—
–privately placed	0.6	—	0.1	—	0.5	—	—	—
Covered bonds	12.5	—	—	—	—	12.5	—	—
Securitisation and structured issuance	0.7	—	—	—	—	0.7	—	—
Term Funding Scheme	—	—	—	—	—	—	—	—
TFSME	31.9	31.9	—	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	—	1.9	2.2
Total wholesale funding	67.4	32.1	5.9	—	0.5	24.8	1.9	2.2
Repos	11.7	—	—	11.7	—	—	—	—
Foreign exchange and hedge accounting	1.1	—	0.1	—	—	0.7	0.3	—
Other	2.1	1.8	—	—	0.3	—	—	—
Balance sheet total	82.3	33.9	6.0	11.7	0.8	25.5	2.2	2.2

2020
Deposits by banks	—	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.7	—	—	—	—	5.7	—	—
Senior unsecured – public benchmark	15.4	—	7.8	—	—	7.6		—
–privately placed	1.1	—	0.1	—	0.9	0.1	—	—
Covered bonds	17.9	—	—	—	—	17.9	—	—
Securitisation and structured issuance	2.8	—	—	—	0.5	2.3	—	—
Term Funding Scheme	6.3	6.3	—	—	—	—	—	—
TFSME	11.7	11.7	—	—	—	—	—	—
Subordinated liabilities and equity	4.4	—	—	—	—	—	2.2	2.2
Total wholesale funding	65.3	18.0	7.9	—	1.4	33.6	2.2	2.2
Repos	15.8	—	—	15.8	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	0.2	—	—	2.0	0.3	—
Other	3.0	3.0	—	—	—	—	—	—
Balance sheet total	86.6	21.0	8.1	15.8	1.4	35.6	2.5	2.2
(1)This is included in our balance sheet total of £192,926m (2020: £195,135m).
(2)Consists of £nil (2020: £nil ) fixed/floating rate non-cumulative callable preference shares, £235m (2020: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,956m (2020: £1,956m) Perpetual Capital Securities. See Notes 33 and 34 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	0.8	—	0.4	—	—	1.2	3.0	4.0	1.8	10.0
–privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.8	—	—	0.8	—	1.6	0.3	2.7
	0.8	—	1.2	—	—	2.0	3.0	5.6	2.2	12.8
Other Santander UK plc
Deposits by banks	0.2	—	—	—	—	0.2	—	—	—	0.2
Certificates of deposit and commercial paper	1.3	3.0	0.7	0.1	—	5.1	—	—	—	5.1
Senior unsecured – public benchmark	0.6	—	—	—	—	0.6	0.3	1.1	0.3	2.3
–privately placed	—	—	—	—	—	—	—	0.3	0.2	0.5
Covered bonds	—	—	0.8	—	0.9	1.7	1.9	5.6	3.3	12.5
Securitisation & structured issuance(2)	0.2	—	0.1	0.1	—	0.4	0.2	0.1	—	0.7
Term Funding Scheme (TFS)	—	—	—	—	—	—	—	—	—	—
TFSME	—	—	—	—	—	—	—	28.0	3.9	31.9
Subordinated liabilities	—	0.2	—	—	—	0.2	0.5	—	0.7	1.4
	2.3	3.2	1.6	0.2	0.9	8.2	2.9	35.1	8.4	54.6
Other group entities
Securitisation & structured issuance(3)	—	—	—	—	—	—	—	—	—	—

Total at 31 December 2021	3.1	3.2	2.8	0.2	0.9	10.2	5.9	40.7	10.6	67.4
Of which:
–Secured	0.2	—	0.9	0.1	0.9	2.1	2.1	33.7	7.2	45.1
–Unsecured	2.9	3.2	1.9	0.1	—	8.1	3.8	7.0	3.4	22.3
	3.1	3.2	2.8	0.2	0.9	10.2	5.9	40.7	10.6	67.4

2020
Total at 31 December 2020	2.2	5.6	8.0	4.1	1.2	21.1	7.9	28.2	8.1	65.3
Of which:
–Secured	0.4	1.6	5.2	3.0	0.2	10.4	5.3	18.6	4.4	38.7
–Unsecured	1.8	4.0	2.8	1.1	1.0	10.7	2.6	9.6	3.7	26.6
(1)95% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2021 and 31 December 2020.

	2021				2020
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	9	59	32	—	10	62	28	—
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	73	27	—	—	73	27	—	—
	22	52	25	1	24	53	22	1
Other Santander UK plc
Deposits by banks	32	68	—	—	—	—	—	—
Certificates of deposit and commercial paper	45	53	2	—	51	44	4	1
Senior unsecured – public benchmark	14	46	40	—	10	73	17	—
–privately placed	92	—	6	2	41	37	10	12
Covered bonds	44	8	48	—	48	5	46	1
Securitisation & structured issuance	74	26	—	—	77	23	—	—
Term Funding Scheme	—	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	57	43	—	—	63	37	—	—
	77	10	13	—	63	18	19	—
Other group entities
Securitisation & structured issuance	—	—	—	—	100	—	—	—

Total	66	18	15	1	57	24	19	—

Summary of External Term Issuance, Sterling Equivalent
In 2021, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2021	Total 2020
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	—	2.2	0.6	—	2.8	1.4
Subordinated debt and equity (inc. AT1)	0.2	—	—	—	0.2	—
	0.2	2.2	0.6	—	3.0	1.4
Other Santander UK plc
Securitisations and other secured funding	—	—	—	—	—	—
Covered bonds	—	—	—	—	—	3.0
Senior unsecured – public benchmark	—	—	—	—	—	1.0
–privately placed	0.1	—	—	—	0.1	—
TFSME	20.2	—	—	—	20.2	11.7
	20.3	—	—	—	20.3	15.7
Other group entities
Securitisations	—	—	—	—	—	—
Total gross issuances	20.5	2.2	0.6	—	23.3	17.1

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,580	1,580	918	45,641	—	—	46,559	48,139
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	1,681	1,681	1,681
–Other financial assets at FVTPL	—	—	—	—	—	—	—	185	185	185
Financial assets at amortised cost:
–Loans and advances to customers	15,713	3,720	100	19,533	80,624	74,890	18,893	16,154	190,561	210,094
–Loans and advances to banks	—	—	478	478	—	—	—	691	691	1,169
–Repurchase agreements – non trading	—	—	—	—	—	—	—	12,683	12,683	12,683
–Other financial assets at amortised cost	—	—	—	—	—	506	—	—	506	506
Financial assets at FVOCI	—	—	4,363	4,363	—	1,488	—	—	1,488	5,851
Interests in other entities	—	—	—	—	—	—	—	201	201	201
Intangible assets	—	—	—	—	—	—	—	1,545	1,545	1,545
Property, plant and equipment	—	—	—	—	—	—	1,548	—	1,548	1,548
Current tax assets	—	—	—	—	—	—	—	347	347	347
Retirement benefit assets	—	—	—	—	—	—	—	1,572	1,572	1,572
Other assets	—	—	—	—	—	—	—	1,577	1,577	1,577
Total assets	15,713	3,720	6,521	25,954	81,542	122,525	20,441	36,636	261,144	287,098

2020
Cash and balances at central banks(1)(2)	—	—	985	985	854	39,411	—	—	40,265	41,250
Financial assets at FVTPL:				—
–Derivative financial instruments	—	—	—	—	—	—	—	3,406	3,406	3,406
–Other financial assets at FVTPL	—	—	—	—	—	—	—	208	208	208
Financial assets at amortised cost:				—
–Loans and advances to customers	23,669	7,469	184	31,322	61,292	74,758	19,801	21,577	177,428	208,750
–Loans and advances to banks	—	—	804	804	—	—	—	878	878	1,682
–Repurchase agreements – non trading	—	—	—	—	—	—	—	19,599	19,599	19,599
–Other financial assets at amortised cost	—	—	648	648	—	515	—	—	515	1,163
Financial assets at FVOCI	—	—	5,581	5,581	—	3,369	—	—	3,369	8,950
Interests in other entities	—	—	—	—	—	—	—	172	172	172
Intangible assets	—	—	—	—	—	—	—	1,646	1,646	1,646
Property, plant and equipment	—	—	—	—	—	—	1,734	—	1,734	1,734
Current tax assets	—	—	—	—	—	—	—	264	264	264
Retirement benefit assets	—	—	—	—	—	—	—	495	495	495
Other assets	—	—	—	—	—	—	—	3,013	3,013	3,013
Total assets	23,669	7,469	8,202	39,340	62,146	118,053	21,535	51,258	252,992	292,332
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.